Income taxes - Deferred tax valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning Balance, January 1	$ 133,856	$ 92,944	$ 47,185
Change Charged to Expense/(Income)	30,854	41,629	44,790
Change Charged to CTA	447	381	713
Change Charged to OCI		(1,098)	256
Ending Balance December 31	$ 165,157	$ 133,856	$ 92,944